Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest rate swaps	$ 0	$ 131,238	$ 131,112
Loss Recognized in Accumulated Other Comprehensive Loss - Effective Portion
Interest rate swaps	$ 0	$ 131,238